Labor and social obligations (Details 3) - Restricted Stock Units [Member] - Number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of stock options, Outstanding at the beginning	854,431	447,224
Number of stock options, Granted	44,500	317,090	447,224
Number of stock options, Stock options exchanged		215,797
Number of stock options, Exercised	(222,910)	(99,576)
Number of stock options, Forfeited	(19,387)	(26,104)
Number of stock options, Outstanding at the ending	656,634	854,431	447,224